Apr. 29, 2026
Venerable Inflation Focused Fund | Venerable Inflation Focused Fund
Investment Objective:
The Venerable Inflation Focused Fund (the "Fund") seeks to maximize long term total real return, consistent with the preservation of real capital.
Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees and expenses such as fees and expenses imposed under your variable annuity contracts or variable life insurance policies ("Variable Contract"), which are not reflected in the tables and examples below. If these fees or expenses were included in the table, the Fund's expenses would be higher. For more information on these charges, please refer to the documents governing your Variable Contract.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class V	Class I
Management Fees	0.43%	0.43%
Distribution and/or Service Fees (12b-1 Fees)	0.30%	0.00%
Other Expenses[1]	0.15%	0.15%
Total Annual Operating Expenses	0.88%	0.58%
Less Waivers and Reimbursements[2]	(0.04%)	(0.00%)
Total Annual Operating Expenses Less Waivers and Reimbursements	0.84%	0.58%

[1]  Based on estimated amounts for the current fiscal year.

[2]  Until March 20, 2028, Venerable Investment Advisers, LLC (the "Adviser"), the distributor, and certain financial intermediaries have contractually agreed to waive all or a portion of fees (including management fee, administrative services fee, and/or distribution and/or service fee (12b-1 Fee), as applicable) and/or reimburse other operating expenses to the extent necessary to limit total annual operating expenses (excluding interest expenses, short sale expenses, taxes, brokerage commissions, and extraordinary expenses such as litigation expenses) to 0.84% for Class V shares and 0.58% for Class I shares. Termination or modification of these obligations prior to March 20, 2028, requires approval by the Fund's Board of Trustees (the "Board"). To the extent these obligations terminate or are modified, the Fund's total annual operating expenses may increase.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract. If the example were to reflect the deduction of such charges, the costs shown would be greater. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The example reflects the Fund's contractual fee waivers and reimbursement obligations only for the term of the fee waivers and reimbursement obligations. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class V	$86	$273
Class I	$59	$186

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in the annual fund operating expenses or in the example above, affect the Fund's performance. Because the Fund commenced operations after the most recent fiscal year end, portfolio turnover information is not yet available.

Principal Investment Strategy

In pursuing its investment objective, the Fund seeks, over the long term, to provide investment returns that exceed the level of U.S. inflation, as measured by the Consumer Price Index for All Urban Consumers. The Fund invests, under normal circumstances, principally in:

•  inflation-indexed fixed income securities, including U.S. Treasury Inflation Protected Securities ("TIPS") and other inflation-indexed securities issued by U.S. government agencies and instrumentalities other than the U.S. Treasury.

•  Other bonds and debt obligations of any kind, including nominal debt securities issued or guaranteed by the U.S. government or by any U.S. government agency or instrumentality, corporate bonds and notes, mortgage- or asset-backed securities, collateralized mortgage obligations, commercial mortgage-backed securities, mortgage pass-through securities, to be announced ("TBA") securities, bank loans, collateralized loan obligations, commercial paper, and certificates of deposit.

•  Repurchase agreements, which are agreements under which the Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally the next business day).

•  Various exchange-traded and over-the-counter derivative transactions for both hedging and non-hedging purposes, including for purposes of enhancing returns. These derivative transactions include, but are not limited to, futures, options, swaps (including inflation swaps and total return swaps), foreign currency futures and forwards. In particular, the Fund may use interest rate swaps, inflation swaps, total return swaps, credit default swaps (including buying and selling credit default swaps on individual securities and/or baskets of securities), options (including options on credit default swaps) and futures contracts to a significant extent, although the amounts invested in these instruments may change from time to time. Other instruments may also be used to a significant extent from time to time.

The Fund may invest in securities of any maturity, although the Fund normally expects to maintain a dollar-weighted average effective duration, as estimated by the Fund's sub-adviser, within 3 years of that of its benchmark, the Bloomberg U.S. Treasury Inflation Notes Index. Effective duration seeks to measure the expected sensitivity of market price to changes in interest rates, taking into account the anticipated effects of structural complexities (for example, some bonds can be prepaid by the issuer).

The Fund intends to limit its investments to U.S. dollar denominated securities and currently anticipates that it will generally only purchase debt securities rated, at the time of purchase, at least Baa3 by Moody's Investors Service or BBB- by S&P Global Ratings, or have an equivalent rating by a nationally recognized statistical rating organization or are of comparable quality if unrated (as determined by the sub-adviser). These securities are known as "investment grade securities."

The Adviser has engaged Franklin Advisers, Inc. ("FT") to provide the day-to-day management of the Fund's portfolio pursuant to investment guidelines provided by the Adviser.

Performance Information

Performance information is not provided because the Fund did not complete one full calendar year of operations as of the date of this Prospectus. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by comparing the Fund's return to a broad measure of market performance.